SHARE CAPITAL (Details 6)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.44	$ 0.44	$ 0.44	$ 0.47
Warrants, outstanding | shares	26,666,597	27,318,027	25,758,030	13,480,600
Warrants 1
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Expiry date	13-Jun-22
Warrants, outstanding | shares	596,590	596,590
Warrants 2
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Expiry date	12-Apr-22
Warrants, outstanding | shares	1,032,500	1,032,500
Warrants 3
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	13-Jan-22
Warrants, outstanding | shares	499,990	499,990
Warrants 4
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.44
Expiry date	29-Aug-21
Warrants, outstanding | shares	1,013,670	1,013,670
Warrants 5
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	13-Aug-21
Warrants, outstanding | shares	198,237	198,237
Warrants 6
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	6-Jul-21
Warrants, outstanding | shares	3,863,180	3,863,180
Warrants 7
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	2-Jun-21
Warrants, outstanding | shares	7,500,000	7,500,000
Warrants 8
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.30
Expiry date	23-Apr-21
Warrants, outstanding | shares	0	100,000
Warrants 9
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Expiry date	15-Feb-21
Warrants, outstanding | shares	500,000	500,000
Warrants 10
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	25-Jan-21
Warrants, outstanding | shares	650,000	650,000
Warrants 11
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	18-Dec-20
Warrants, outstanding | shares	211,250	211,250
Warrants 12
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.70
Expiry date	13-Nov-20
Warrants, outstanding | shares	625,000	625,000
Warrants 13
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	16-Oct-20
Warrants, outstanding | shares	2,533,020	2,533,020
Warrants 14
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.70
Expiry date	30-Sep-20
Warrants, outstanding | shares	1,112,000	1,112,000
Warrants 15
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	20-Sep-20
Warrants, outstanding | shares	3,983,490	4,534,920
Warrants 16
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.60
Expiry date	24-Jun-20
Warrants, outstanding | shares	1,147,670	1,147,670
Warrants 17
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	22-May-20
Warrants, outstanding | shares	1,200,000	1,200,000